Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Share Options Outstanding	The exercise prices and exercise periods, giving retroactive effect of combination in March 2023, of the share options outstanding as at the end of each of the Relevant Periods are as follows:
	Number of shares options	Average exercise price per share option
(RMB)
As of March 31, 2021	3,253,565	29.3156
Granted during the period	-	-
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
As of March 31, 2022	3,253,565	29.3156
Granted during the period	-	-
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
As of March 31, 2023	3,253,565	32.4020
Granted during the period	-
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
As of March 31, 2024	3,253,565	32.4020

Schedule of Exercise Prices and Exercise Periods	The exercise prices and exercise periods, giving retroactive effect of combination in March 2023, of the share options outstanding as at the end of the reporting periods are as follows:
Year Ended 31 March 2024
Number of options	Exercise price	Exercise period
	(RMB)
1,533,252	13.938	2021-2031
613,369	25.8524	2021-2026
1,106,944	52.5376	2021-2026
3,253,565

Schedule of Stock-Based Compensation Expense	Stock-based compensation expense included in Lakeshore Group’s consolidated statements of operations and comprehensive loss is as follows:
	Years Ended March 31,
	2022	2023	2024	2024
	(RMB)	(RMB)	(RMB)	(US$)
Research and development	975,171	(997,846)	-	$-
General and administrative	6,789,277	4,502,847	9,789,686	1,379,801
Total stock-based compensation	7,764,448	3,505,001	9,789,686	$1,379,801